Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

2. Recent Developments

On November 1, 2011, the Company completed its merger with PHC, Inc. d/b/a Pioneer Behavioral Health ("PHC"), a publicly-held behavioral health services company based in Massachusetts. In connection with the PHC merger, the Company issued $150.0 million of 12.875% Senior Notes due 2018 and used the proceeds of such debt issuance primarily to pay a cash dividend of $74.4 million to existing Acadia stockholders, repay PHC indebtedness of $26.4 million, fund the $5.0 million cash portion of the merger consideration issued to the holders of PHC's Class B Common Stock, pay a $20.6 million fee to terminate the professional services agreement between Acadia and Waud Capital Partners and pay transaction-related expenses. The Senior Notes were issued at a discount of $2.5 million. Additionally, pursuant to the merger agreement, the Company issued 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. to the holders of PHC's Class A Common Stock and Class B Common Stock based on a one-to-four conversion rate and 19,566,668 PHC shares outstanding immediately prior to the merger.

16. Subsequent Events

On May 13, 2011, the Company was converted to a C-corporation registered as Acadia Healthcare Company, Inc. As a result of the conversion to a C-corporation, all of the Company's 100 outstanding membership units were converted to 100 shares of common stock of Acadia Healthcare Company, Inc.

On May 20, 2011, the new C-corporation underwent a stock split by means of a stock dividend of 100,000 shares of common stock for each share of common stock outstanding on May 20, 2011 such that 10,000,000 shares of common stock were issued and outstanding on such date. On November 1, 2011, an additional 1.7633-for-one stock split was completed resulting in 17,633,116 shares of common stock issued and outstanding at that date. The accompanying consolidated statements of operations disclose earnings per share for the years ended December 31, 2010, 2009 and 2008 giving effect to the stock splits.

On November 1, 2011, the Company completed its merger with PHC, Inc. d/b/a Pioneer Behavioral Health ("PHC"), a publicly-held behavioral health services company based in Massachusetts. In connection with the PHC merger, the Company issued $150.0 million of 12.875% Senior Notes due 2018 and used the proceeds of such debt issuance primarily to pay a cash dividend of $74.4 million to existing Acadia stockholders, repay PHC indebtedness of $26.4 million, fund the $5.0 million cash portion of the merger consideration issued to the holders of PHC's Class B Common Stock, pay a $20.6 million fee to terminate the professional services agreement between Acadia and Waud Capital Partners and pay transaction-related expenses. The Senior Notes were issued at a discount of $2.5 million. Additionally, pursuant to the merger agreement, the Company issued 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. to the holders of PHC's Class A Common Stock and Class B Common Stock based on a one-to-four conversion rate and 19,566,668 PHC shares outstanding immediately prior to the merger.